38 Subsequent events (Details Narrative) - BRL (R$) R$ in Thousands	Jun. 20, 2020	Mar. 31, 2020	Mar. 19, 2020	Feb. 14, 2020	Jan. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Present obligation value						R$ 470,417	R$ 274,366	R$ 240,190	R$ 201,516
Technical Cooperation Agreement [Member] | Labor Prosecution Office (MPT) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Present obligation value						R$ 40,000
Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash Balance					R$ 3,700,000
Revolving Credit Facility		R$ 5,200,000
Investment plan		3,700,000
Events After Reporting Period [Member] | US$
Disclosure of non-adjusting events after reporting period [line items]
Revolving Credit Facility		1,000,000
Investment plan		R$ 721,000
Events After Reporting Period [Member] | Long-Term Incentive Plan ("ILP Plan") [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of vesting			The maximum number of shares the Company expects to deliver to the participants of the ILP Program 2020, after the vesting period and subject to compliance with all necessary requirements, is approximately 1,548,000 shares.
Events After Reporting Period [Member] | Technical Cooperation Agreement [Member] | Labor Prosecution Office (MPT) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Present obligation value				R$ 40,000
Events After Reporting Period [Member] | Naphtha Agreements With Petrobras [Member]
Disclosure of non-adjusting events after reporting period [line items]
Term of aggrement	5 years